Subsequent events (Narrative) (Details) - USD ($)	1 Months Ended
	Mar. 26, 2024	Jan. 31, 2024	Jan. 24, 2024	Feb. 23, 2024	Jan. 01, 2024	Dec. 31, 2023
Statement [Line Items]
Class B Shares Issued for Settlement						1,000,000
Information about subsequent events.
Statement [Line Items]
Description related to loan agreement	the Board approved an amendment to the loan agreement with Celly, to increase the loan amount from C$1,000,000 to C$1,300,000
RSUs Granted to Advisors				55,000
Conversion Price of Common Shares	$ 0.03
Class B Shares Offered					$ 11,154,232
Information about subsequent events. | SBS Intl Group LLC [member]
Statement [Line Items]
Share Options Granted to SBS Intl Group LLC			100,000
Exercise Price of Share Options Granted			$ 1.05
Expiry Date of Share Options Granted			January 24, 2026
Vested Share Options on 45th Day			19,000
Vested Share Options on Monthly Basis			9,000
Information about subsequent events. | Carriage House Capital, Corp [member]
Statement [Line Items]
Exercise Price of Share Options Granted		$ 1.05
Expiry Date of Share Options Granted		January 24, 2026
Vested Share Options on 45th Day		150,000
Vested Share Options on Monthly Basis		61,111
Share Options Granted to Carriage House Capital, Corp.		350,000
Represents information of Class B common shares. | Information about subsequent events.
Statement [Line Items]
Class B Shares Issued for Settlement amount				$ 81,900
Class B Shares Issued for Settlement				70,000
Represents information of Class B common shares One | Information about subsequent events.
Statement [Line Items]
Class B Shares Issued for Settlement amount				$ 836,309
Class B Shares Issued for Settlement				475,000